Goodwill (Details) - Schedule of gross amount and accumulated impairment losses ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2019 and 2020	¥ 153,114
Accumulated impairment loss as of December 31, 2019 and 2020	(43,245)
Net as of December 31, 2019	109,869	$ 16,838	¥ 109,869
Net as of December 31, 2020	109,869	$ 16,838	109,869
Agency Segment [Member]
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2019 and 2020	131,977
Accumulated impairment loss as of December 31, 2019 and 2020	(22,108)
Net as of December 31, 2019	109,869		109,869
Net as of December 31, 2020	109,869		109,869
Claims Adjusting Segment [Member]
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2019 and 2020	21,137
Accumulated impairment loss as of December 31, 2019 and 2020	(21,137)
Net as of December 31, 2019
Net as of December 31, 2020